Note 6 - Employee Benefit Plans (Details) - Estimated Amortization Out of Regulatory Assets or Accumulated OCI (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Net Regulatory Assets [Member] | Pension Plan [Member]
Note 6 - Employee Benefit Plans (Details) - Estimated Amortization Out of Regulatory Assets or Accumulated OCI [Line Items]
Amortization of net loss	$ 7
Net Regulatory Assets [Member] | Other Postretirement Benefit Plan [Member]
Note 6 - Employee Benefit Plans (Details) - Estimated Amortization Out of Regulatory Assets or Accumulated OCI [Line Items]
Amortization of prior service credit	(3)
Amortization of net loss	4
Accumulated AOCI [Member] | Pension Plan [Member]
Note 6 - Employee Benefit Plans (Details) - Estimated Amortization Out of Regulatory Assets or Accumulated OCI [Line Items]
Amortization of prior service credit	(2)
Amortization of net loss	13
Accumulated AOCI [Member] | Other Postretirement Benefit Plan [Member]
Note 6 - Employee Benefit Plans (Details) - Estimated Amortization Out of Regulatory Assets or Accumulated OCI [Line Items]
Amortization of net loss	2
Total Net Regulatory Assets And AOCI [Member] | Pension Plan [Member]
Note 6 - Employee Benefit Plans (Details) - Estimated Amortization Out of Regulatory Assets or Accumulated OCI [Line Items]
Amortization of prior service credit	(2)
Amortization of net loss	20
Total Net Regulatory Assets And AOCI [Member] | Other Postretirement Benefit Plan [Member]
Note 6 - Employee Benefit Plans (Details) - Estimated Amortization Out of Regulatory Assets or Accumulated OCI [Line Items]
Amortization of prior service credit	(3)
Amortization of net loss	$ 6